CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands		USD ($)	CNY (¥)	Huang [Member] CNY (¥)	Management [Member] New Flourish Holdings Limited [Member] CNY (¥)	Ordinary shares [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] Huang [Member] CNY (¥)	Additional paid-in capital [Member] Management [Member] New Flourish Holdings Limited [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Retained Earnings (Accumulated deficit) [Member] CNY (¥)	Accumulated other comprehensive income (deficit) [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)
Balance at Dec. 31, 2012			¥ 1,383,955			¥ 103	¥ 2,500,273			¥ 116,406	¥ (1,503,956)	¥ (17,116)	¥ 288,245
Balance (in shares) at Dec. 31, 2012 | shares	[1]					4,865,849
Increase (Decrease) in Shareholders' Equity
Disposal of financial controlling interest in 21st school			(235,664)										¥ (235,664)
Investment from Summit View			¥ 129,772			¥ 19	¥ 129,753
Investment from Summit View (in shares) | shares	[1]					1,026,705
Shares surrendered by SummitView
Share-based compensation			¥ 22,826	¥ 53,769			¥ 22,826	¥ 53,769
Appropriation to statutory reserves										¥ 1,277	¥ (1,277)
Foreign currency translation adjustment			¥ (4,299)									¥ (4,299)
Deconsolidation of subsidiaries			3,004									¥ 5,538	¥ (2,534)
Disposal of subsidiaries			(45,435)							¥ (36,952)	¥ 36,952		(45,435)
Net income (loss)			(910,205)								(906,818)		(3,387)
Balance at Dec. 31, 2013			397,723			¥ 122	¥ 2,706,621			¥ 80,731	¥ (2,375,099)	¥ (15,877)	¥ 1,225
Balance (in shares) at Dec. 31, 2013 | shares	[1]					5,892,554
Increase (Decrease) in Shareholders' Equity
Beneficial conversion feature related to convertible loans			302,765				302,765
Conversion of convertible loans to ordinary shares			226,298			¥ 462	225,836
Conversion of convertible loans to ordinary shares (in shares) | shares	[1]					25,182,076
Shares surrendered by SummitView			(67,309)			¥ (10)	(67,299)
Shares surrendered by SummitView (in shares) | shares	[1]					(537,797)
Share-based compensation			¥ 8,694	¥ 54,311	¥ 94,360		¥ 8,694	¥ 54,311	¥ 94,360
Appropriation to statutory reserves										¥ 418	¥ (418)
Foreign currency translation adjustment			¥ (379)									¥ (379)
Deconsolidation of subsidiaries			10,507							¥ (372)	¥ 372	10,507
Disposal of subsidiaries			2,009									¥ 2,009
Non-controlling interests from new established subsidiaries			270										¥ 270
Net income (loss)			(1,082,555)								¥ (1,076,813)		(5,742)
Balance at Dec. 31, 2014			(53,306)			¥ 574	¥ 3,325,288			¥ 80,777	¥ (3,451,958)	¥ (3,740)	¥ (4,247)
Balance (in shares) at Dec. 31, 2014 | shares	[1]					30,536,833
Increase (Decrease) in Shareholders' Equity
Conversion of convertible loans to ordinary shares			¥ 70,146			¥ 134	70,012
Conversion of convertible loans to ordinary shares (in shares) | shares	[1]					7,244,013
Shares surrendered by SummitView
Share-based compensation			¥ 50,117				50,117
Issuance of ordinary shares for restricted stock award						¥ 9	¥ (9)
Issuance of ordinary shares for restricted stock award, shares | shares	[1]					484,331
Appropriation to statutory reserves										¥ 228	¥ (228)
Foreign currency translation adjustment			¥ (1,215)									¥ (1,215)
Disposal of subsidiaries			14,929									9,084	¥ 5,845
Capital injection from minority shareholders			163										¥ 163
Unrealized gain on investment, net of income taxes			984									¥ 984
Non-controlling interests from reconsolidation of previously deconsolidated entities			(3,351)										¥ (3,351)
Net income (loss)		$ 9,937	64,356								¥ 63,739		617
Balance at Dec. 31, 2015		$ 22,048	¥ 142,823			¥ 717	¥ 3,445,408			¥ 81,005	¥ (3,388,447)	¥ 5,113	¥ (973)
Balance (in shares) at Dec. 31, 2015 | shares	[1]					38,265,177

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect Ambow Education Holding Ltd.'s 1 for 30 reverse stock split, which was effective on September 4, 2015.